DISCONTINUED OPERATIONS - Assets and liabilities disposed (Details) $ in Thousands		6 Months Ended
	Jan. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)
ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Gain from disposal of discontinued operations		$ 18,687
Discontinued Operations, Disposed of by Sale | Mining pool operation
ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Consideration	$ 2,000
Cash and cash equivalents	372
Accounts receivable, net	866
Prepayments and other current assets	104
Cryptocurrency assets	8,937
Property and equipment, net	4
Intangible assets, net	6
Accounts payable	(26,711)
Accrued payroll and welfare payable	(93)
Accrued expenses and other current liabilities	(172)
Net liabilities of discontinued operations	(16,687)
Gain from disposal of discontinued operations	$ 18,687
Bitcoins retained not included in consideration	71.37